As filed with the Securities and Exchange Commission on August 29, 2018.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 46	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 49	[X]

JACKSON VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Ropes & Gray LLP
Jackson Variable Series Trust	191 N Wacker Drive
Vice President, Chief Legal Officer & Secretary	32nd Floor
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita Pike

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
This Post-Effective Amendment No. 46 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 45 to the Trust’s Registration Statement.

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 29th day of August, 2018.

JACKSON VARIABLE SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee*	August 29, 2018
Eric O. Anyah
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Ellen Carnahan
Trustee

/s/ Susan S. Rhee*	August 29, 2018
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Michelle Engler
Trustee

/s/ Susan S. Rhee*	August 29, 2018
John W. Gillespie
Trustee

/s/ Susan S. Rhee*	August 29, 2018
William R. Rybak
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Edward C. Wood
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee*	August 29, 2018
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee*	August 29, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Risk Parity Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/AQR Risk Parity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 29th day of August, 2018.

JNL/AQR RISK PARITY FUND LTD.

/s/ Susan S. Rhee*
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/AQR Risk Parity Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee*	August 29, 2018
Daniel W. Koors
Director of JNL/AQR Risk Parity Fund Ltd.

/s/ Susan S. Rhee*	August 29, 2018
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 29th day of August, 2018.

JNL/EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND LTD.

/s/ Susan S. Rhee*
Susan S. Rhee
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee*	August 29, 2018
Daniel W. Koors
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

/s/ Susan S. Rhee*	August 29, 2018
Susan S. Rhee
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 29th day of August, 2018.

JNL/NEUBERGER BERMAN RISK BALANCED COMMODITY STRATEGY FUND LTD.

/s/ Susan S. Rhee*
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee*	August 29, 2018
Daniel W. Koors
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

/s/ Susan S. Rhee*	August 29, 2018
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/VanEck International Gold Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/VanEck International Gold Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 29th day of August, 2018.

JNL/VANECK INTERNATIONAL GOLD FUND LTD.

/s/ Susan S. Rhee*
Susan S. Rhee
Director of JNL/VanEck International Gold Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/VanEck International Gold Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee*	August 29, 2018
Daniel W. Koors
Director of JNL/VanEck International Gold Fund Ltd.

/s/ Susan S. Rhee*	Augut 29, 2018
Susan S. Rhee
Director of JNL/VanEck International Gold Fund Ltd.

* By Susan S. Rhee, Attorney In Fact